Derivative Instruments and Hedging Activities - Gross Unrealized Losses from Derivative Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	$ 102.5	$ (42.7)	$ 34.6
Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	102.5	(42.7)	34.6
Amount of Gain / (Loss) Reclassified from AOCI	(1.4)	44.8	40.6
Cash Flow Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	102.5	(42.7)	34.6
Cash Flow Hedges [Member] | Foreign Exchange Forward Contracts [Member] | Cost of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain / (Loss) Reclassified from AOCI	(0.8)	45.4	38.4
Cash Flow Hedges [Member] | Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain / (Loss) Reclassified from AOCI			2.8
Cash Flow Hedges [Member] | Forward Starting Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain / (Loss) Reclassified from AOCI	$ (0.6)	$ (0.6)	$ (0.6)